Other Operating Expense - Schedule of Other Operating Cost and Expense, by Component (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
FDIC assessment	$ 686	$ 734	$ 345	$ 702	$ 1,033	$ 680	$ 958	$ 920	$ 460
Historic tax credit amortization	631	632	631	632	1,263	1,263	2,526	2,717	2,718
IT related	466	491	504	412	957	916	1,980	1,306	965
Consultant fees	508	470	298	212	978	510	1,708	1,548	1,064
Network expense	483	429	418	394	912	812	1,693	1,592	1,459
Directors' fees	434	410	792	245	844	1,037	1,941	1,093	1,147
Audit expense	213	307	175	92	520	267	705	302	220
Legal expense	328	305	412	175	633	587	986	275	369
Virginia franchise tax	630	243	600	233	1,260	1,200	2,492	2,366	2,249
Marketing expense	119	219	317	317	338	634	1,295	1,086	509
Other	1,520	1,367	1,366	1,258	2,887	2,624	5,668	5,627	5,963
Total	$ 6,018	$ 5,607	$ 5,858	$ 4,672	$ 11,625	$ 10,530	$ 17,419	$ 17,769	$ 15,750